Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
Stockholders' Equity
6.	Stockholders' Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

Equity financing

During the three months ended June 30, 2017, the Company completed the closing of a non-brokered private placement of 1,900 common shares for gross proceeds of $7,600 ($7,571 net issuance costs) to various investors. Each common share was issued at a price of USD$4.00.

Warrants to Purchase Common Stock

The Company has warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $1.55 and a weighted average remaining life of 1.65 years. During the six-months ended June 30, 2017, there have been no changes in the amount of warrants outstanding for the Company.
Fennec Pharmaceuticals Inc.
Notes to the Unaudited Interim Condensed Consolidated Financial Statements
(U.S. dollars and shares in thousands, except per share information)

Warrant	Common Shares Issuable Upon Exercise of	Exercise Price
Description	Outstanding Warrants at June 30, 2017	$USD	Expiration Date
Investor warrants	1,333	$1.50	USD	November 22, 2018
Investor warrants	50	$3.00	USD	February 2, 2019
Total	1,383

Stock option plan

The Compensation Committee of the Board of Directors administers the Company’s stock option plan. The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. Currently, the maximum number of option shares issuable is twenty-five percent (25%) of the total number of issued and outstanding shares of common stock. Based upon the current shares outstanding, a maximum of 3,907 options are authorized for issuance under the plan. For all options issued under the plan, the exercise price is the fair value of the underlying shares on the date of grant. All options vest within three years or less and are exercisable for a period of seven years from the date of grant. The stock option plan allows the issuance of Canadian and U.S. dollar grants.  The table below outlines recognized contractor and employee expense for the three and six-month periods ended June 30, 2017 and 2016.

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Contractor options expense recognized	286	17	342	30
Employee options expense recognized	461	111	502	111
Total option expense recognized	747	128	844	141

Stock option activity

The following is a summary of option activity for the three and six months ended June 30, 2017 for stock options denominated in US dollars:

	Number of	Weighted-Average
US Denominated Options	Options (thousands)	Exercise Price $USD
Outstanding December 31, 2016	1,428	1.93
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	1,428	1.93
Granted	300	4.84
Exercised	(50)	0.64
Forfeited	-	-
Outstanding at June 30, 2017	1,678	2.48

During the three months ended June 30, 2017, US denominated option exercises provided gross proceeds of $32 and resulted in the issuance of 50 Common shares. Of the 1,678 options granted and outstanding at June 30, 2017, 1,378 are fully vested and 1,228 are exercisable.

The following is a summary of option activity for the three and six months ended June 30, 2017 for stock options denominated in Canadian dollars:

	Number of	Weighted-Average
Canadian Denominated Options	Options (thousands)	Exercise Price $CAD
Outstanding December 31, 2016	999	2.38
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	999	2.38
Granted	-	-
Exercised	(36)	2.42
Forfeited	-	-
Outstanding at June 30, 2017	963	2.37

For the three and six months ended June 30, 2017, there was no activity related to Canadian dollar denominated options issued. There were exercises of 36 Canadian denominated options (1 treated as a derivative, 35 as non-derivative). These exercises resulted in gross proceeds of CAD$87 ($66 as presented in US dollars). During the same three and six-month periods ended in 2016, there was no activity related to Canadian dollar denominated options. As of June 30, 2017, all outstanding options denominated in Canadian dollars were fully vested.

Valuation assumptions

The value of options granted were estimated using the Black-Scholes option pricing model using the following assumptions in the table below: The expected volatility was determined using historical volatility of our stock based on the contractual life of the award. There were 300 options issued during the three months ended June 30, 2017, (49 for the same period in 2016). There were no issuances of options during quarters ended March 31, 2017 and 2016. Assumptions for the valuation of the option grants are described in the table below:

	Three Months Ended June 30,
Black-Scholes Model Assumptions	2017	2016
Expected dividend	0.00%	0.00%
Risk free rate	2.04 – 2.16%	1.51%
Expected volatility	133 - 167%	137%
Expected life	7 years	7 years

7.	Stockholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

Equity financings

On June 8, 2017, the Company completed the closing of a non-brokered private placement (the “Offering”) of 1,900,000 units for gross proceeds of $7,600. Each unit was issued at a price of $4.00 per unit and each unit consisted of 1 common share of the Company.

On May 16, 2016, the Company completed the closing of a non-brokered private placement (the “Offering”) of 2,631,579 units for gross proceeds of $5,000 to Essetifin, SpA. Each unit was issued at a price of $1.90 per unit and each unit consisted of 1 common share of the Company.

Warrants to Purchase Common Stock

At December 31, 2016, the Company had the following warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $1.55 and a weighted average remaining life of 1.9 years:

	Common Shares Issuable
	Upon Exercise of
Warrant	Outstanding Warrants at	Exercise Price
Description	December 31, 2016	CAD/USD	Expiration Date
Investor warrants(1)	1,333	$1.50 USD	November 22, 2018
Investor warrants(2)	50	$3.00 USD	February 2, 2019
	1,383

(1)
On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.

(2)
On February 2, 2016 the company issued 50 warrants to Aranea Partners in lieu of cash for investor services. These warrants are fully vested at December 31, 2016 and are redeemable for $3.00 per common share. The fair value of these warrants is estimated using the Black-Scholes pricing model.